UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
ARGENTINA — 0.2%
MercadoLibre	20,800	$2,043,392

BELGIUM — 1.8%
UCB	188,000	16,079,637

BRAZIL — 0.2%
Cielo	228,800	1,937,461

CHINA — 6.8%
Alibaba Group Holding ADR *	467,000	31,303,010
Baidu ADR *	179,000	29,225,330

		60,528,340

INDIA — 11.9%
Asian Paints	1,134,000	14,618,976
Eicher Motors	55,293	13,576,755
Housing Development Finance	1,954,000	34,112,937
ITC	2,982,800	14,090,526
Maruti Suzuki India	129,694	7,846,864
Motherson Sumi Systems	2,227,500	8,772,167
Titan Company	2,360,000	12,649,634

		105,667,859

JAPAN — 4.8%
Fast Retailing	49,000	15,784,502
Ono Pharmaceutical	165,000	26,615,917

		42,400,419

NETHERLANDS — 3.1%
ASML Holding ADR, Cl G	303,000	27,827,520

SOUTH AFRICA — 2.5%
Naspers, Cl N	178,000	22,621,659

THAILAND — 4.2%
Airports of Thailand	1,357,000	14,424,833
CP ALL	19,803,000	22,638,832

		37,063,665

UNITED KINGDOM — 6.2%
ARM Holdings	1,525,000	21,898,288
ASOS *	434,000	19,328,835
Rolls-Royce Holdings	1,802,000	14,260,702

		55,487,825

UNITED STATES — 55.3%
Alphabet, Cl A *	27,000	20,556,450
Alphabet, Cl C *	18,500	13,744,575
Amazon *	31,500	18,490,500
Biogen Idec *	81,500	22,254,390
BioMarin Pharmaceutical *	248,000	18,356,960
Cerner *	235,000	13,632,350

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
Charles Schwab	1,028,000	$26,244,840
Edwards Lifesciences *	259,000	20,256,390
Facebook, Cl A *	468,000	52,514,280
Illumina *	121,000	19,111,950
Kansas City Southern	211,000	14,955,680
Las Vegas Sands	417,000	18,806,700
LinkedIn, Cl A *	112,000	22,165,920
Medidata Solutions *	405,000	17,305,650
Monsanto	275,000	24,915,000
NIKE, Cl B	434,000	26,912,340
Priceline Group *	13,900	14,803,083
Regeneron Pharmaceuticals *	73,500	30,876,615
Under Armour, Cl A *	86,000	7,346,980
Visa, Cl A	640,000	47,673,600
Whole Foods Market	573,000	16,794,630
Workday, Cl A *	413,000	26,023,130

		493,742,013

TOTAL COMMON STOCK
(Cost $873,456,225)		865,399,790

TOTAL INVESTMENTS — 97.0%
(Cost $873,456,225)†		$865,399,790

Percentages are based on Net Assets of $892,399,158.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $873,456,225, and the unrealized appreciation and depreciation were $70,552,072 and $(78,608,507), respectively.

Investments in Securities	Level 1	Level 2††	Level 3	Total
Common Stock
Argentina	$2,043,392	$—	$—	$2,043,392
Belgium	—	16,079,637	—	16,079,637
Brazil	1,937,461	—	—	1,937,461
China	60,528,340	—	—	60,528,340
India	—	105,667,859	—	105,667,859
Japan	—	42,400,419	—	42,400,419
Netherlands	27,827,520	—	—	27,827,520
South Africa	—	22,621,659	—	22,621,659
Thailand	—	37,063,665	—	37,063,665
United Kingdom	—	55,487,825	—	55,487,825
United States	493,742,013	—	—	493,742,013

Total Common Stock	586,078,726	279,321,064	—	865,399,790

Total Investments in Securities	$586,078,726	$279,321,064	$—	$865,399,790

††	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2016, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities. For the period ended January 31, 2016, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2016
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016